INTANGIBLE ASSETS, NET (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	¥ (29,689,551)		¥ (22,234,024)
Intangible assets, net	35,837,648		36,395,056		$ 5,492,360
Amortization of intangible assets	10,176,591	$ 1,559,631	6,822,339	¥ 4,212,569
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	1,581,860		4,653,340
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 63,945,339		¥ 53,975,740